Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 28, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ingrid Chung (Co-Portfolio Manager) has managed the fund since 2023.
Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ingrid Chung is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which she has managed since 2023.  Since joining Fidelity Investments in 2012, Ms. Chung has worked as a research analyst and portfolio manager.
Laurie Mundt is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
SKD-PSTK-1023-110 1.952090.110	October 2, 2023
Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ingrid Chung (Co-Portfolio Manager) has managed the fund since 2023.
Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ingrid Chung is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which she has managed since 2023.  Since joining Fidelity Investments in 2012, Ms. Chung has worked as a research analyst and portfolio manager.
Laurie Mundt is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.
It is expected that, effective on or about December 31, 2023, Ms. Stafford will no longer serve as Co-Portfolio Manager for the fund.
MC-PSTK-1023-152 1.756202.152	October 2, 2023